May 2, 1997

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

VIA EDGAR


Subject: AAL Variable Product Series Fund, Inc. ("Registrant")
                  1933 Act Reg. No. 33-82056
                  1940 Act File No. 811-8662
                  CIK No. 0000927648
                  Post-Effective Amendment No. 4 to Form N-4


Commissioners:

         Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-1A Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as informed by Rule 309(b) of Regulation S-T.

         Registrant hereby certifies that:

         (1) the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

         (2) the Amendment, which is designated as Post-Effective Amendment No. 4 under the 1933 Act and as Amendment No. 5 under the Investment Company Act of 1940, was filed electronically on April 18, 1997.

         Please direct any inquiry regarding the foregoing to the undersigned.

Sincerely,

AAL Variable Product Series Fund, Inc.

By:      /s/ Joseph F. Wreschnig
         Joseph F. Wreschnig